Schedule of right of use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
LeaseLineitem [Line Items]
Balance, June 30, 2023	$ 1,261	$ 198
Addition from acquisition (note 19)	8,168
Additions – asset retirement cost	123
Addition	33	1,063
Modifications	(17)
Balance, June 30, 2024	9,568	1,261
Balance, June 30, 2023	176	53
Modifications	(5)
Depreciation	809	123
Balance, June 30, 2024	980	176
Net Book Value, June 30, 2024	8,588	1,085
Office equipment [member]
LeaseLineitem [Line Items]
Balance, June 30, 2023	314	198
Addition from acquisition (note 19)
Additions – asset retirement cost
Addition		116
Modifications	(17)
Balance, June 30, 2024	297	314
Balance, June 30, 2023	124	53
Modifications	(5)
Depreciation	83	71
Balance, June 30, 2024	202	124
Net Book Value, June 30, 2024	95	190
Vehicles [member]
LeaseLineitem [Line Items]
Balance, June 30, 2023
Addition from acquisition (note 19)
Additions – asset retirement cost
Addition	33
Modifications
Balance, June 30, 2024	33
Balance, June 30, 2023
Modifications
Depreciation	8
Balance, June 30, 2024	8
Net Book Value, June 30, 2024	25
IPP facilities [member]
LeaseLineitem [Line Items]
Balance, June 30, 2023	947
Addition from acquisition (note 19)	8,168
Additions – asset retirement cost	123
Addition		947
Modifications
Balance, June 30, 2024	9,238	947
Balance, June 30, 2023	52
Modifications
Depreciation	718	52
Balance, June 30, 2024	770	52
Net Book Value, June 30, 2024	$ 8,468	$ 895